Related parties	6 Months Ended
Jun. 30, 2023
Related parties [Abstract]
Related parties
Note 11. - Related parties
The related parties of the Company are primarily Algonquin Power & Utilities Corp. (“Algonquin”) and its subsidiaries, non-controlling interests (Note 13), entities accounted for under the equity method (Note 7), as well as the Directors and the Senior Management of the Company.
Details of balances with related parties as of June 30, 2023 and December 31, 2022 are as follows:

		Receivables (current)	Receivables (non- current)	Payables (current)	Payables (non- current)
Entities accounted for under the equity method:		($ in thousands)
	2023	5,009	-	-	-
Amherst Island Partnership	2022	-	-	-	-
Arroyo Netherland II B.V	2023	2,203	17,006	-	-
	2022	1,097	17,006	-	-
Akuo Atlantica PMGD Holding S.P.A	2023	-	8,147	-	-
	2022	-	504	-	-
Colombian portfolio of renewable energy entities	2023	59	8,937	22	102
	2022	-	-	-	-
Other	2023	-	154	-	-
	2022	127	-	-	-

Non controlling interest:
Algonquin	2023	12	-	4,850	-
	2022	-	-	4,762	-
JGC Corporation	2023	-	-	-	4,792
	2022	-	-	-	6,088
	2023	-	-	6,522	-
Algerian Energy Company, SPA	2022	-	-	-	-
Other	2023	40	-	34	10
	2022	-	-	21	-

Other related parties:
	2023	918	-	-	-
Atlantica´s partner in Colombia (Note 7)	2022	-	-	-	-
Total	2023	8,241	34,244	11,428	4,904
	2022	1,224	17,510	4,783	6,088

Current receivables with Amherst Island Partnership as of June 30, 2023 include a dividend to be collected by AYES Canada for $5.0 million.

Receivables with Arroyo Netherland II B.V, the holding company of Pemcorp SAPI de CV, Monterrey´s project entity (Note 7), correspond to the short and long term portion of the loan with maturity date in 2027 that was granted at acquisition date of the project and accrues an interest of SOFR plus 6.31%.

Non-current receivables include a loan that accrues a fixed interest of 8.75% with Akuo Atlantica PMGD Holding S.P.A and a loan with the Colombian portfolio of renewable energy entities which accrues a fixed interest of 8%.

Current payables primarily include the dividend to be paid by AYES Canada to Algonquin and by Skikda and Tenes to Algerian Energy Company, SPA.
Non-current payables with JGC Corporation include a subordinated debt with Solacor 1 and Solacor 2 that accrues an interest of Euribor plus 2.5% and with maturity date in 2037.

Current receivables with the partner of the Company in Colombia include Atlantica´s pending purchase price payment to be received for the partial sale of its investment in the Colombian portfolio of renewable energy entities (Note 7).
The profit and loss impact of transactions carried out by entities included in these Consolidated Condensed Interim Financial Statements with related parties, for the six-month periods ended June 30, 2023 and 2022 have been as follows:

		Financial income	Financial expense
Entities accounted for under the equity method:		($ in thousands)
Arroyo Netherland II B.V	2023	1,106	-
	2022	676	-
Akuo Atlantica PMGD Holding	2023	205	-
	2022	-	-
Non controlling interest:

Other	2023	7	(158)
	2022	7	(126)
Total	2023	1,318	(158)
	2022	683	(126)